Document and Entity Information	12 Months Ended
Dec. 31, 2015
Document and Entity Information
Entity Registrant Name	GROW SOLUTIONS HOLDINGS, INC.
Entity Central Index Key	0001104265
Amendment Flag	false
Document Type	S-1
Document Period End Date	Dec. 31, 2015
Entity Filer Category	Smaller Reporting Company